UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 17th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 17th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2021

Date of reporting period:	2/28/2021

Item 1 – Reports to Stockholders

PGIM CALIFORNIA MUNI INCOME FUND

SEMIANNUAL REPORT

FEBRUARY 28, 2021

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2021 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2021 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder,

We hope you find the semiannual report for the PGIM California Muni Income Fund informative and useful. The report covers performance for the six-month period ended February 28, 2021.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM California Muni Income Fund

April 15, 2021

PGIM California Muni Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

		Average Annual Total Returns as of 2/28/21
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception
Class A	1.10	–3.92	2.08	4.10	—
Class C	0.68	–2.47	1.95	3.65	—
Class Z	1.24	–0.37	3.01	4.71	—
Class R6	1.25	–0.36	N/A	N/A	3.59 (10/26/17)
Bloomberg Barclays California 1-15 Year Municipal Intermediate Index
	0.00	1.15	—	—	—

Average Annual Total Returns as of 2/28/21 Since Inception (%)
					Class R6 (10/26/17)
Bloomberg Barclays California 1-15 Year Municipal Intermediate Index					3.16

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays California 1–15 Yr Municipal Intermediate Index—The Bloomberg Barclays California 1-15 Yr Municipal Intermediate Index is a subset of the Bloomberg Barclays U.S. Municipal Index that covers the USD-denominated long-term tax-exempt bond market. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The Index contains bonds with maturities between 1 and 15 years issued by municipalities in California.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM California Muni Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 2/28/21 (%)
AAA	5.6
AA	47.8
A	20.9
BBB	14.1
BB	2.0
CCC	0.4
Not Rated	8.0
Cash/Cash Equivalents	1.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/21
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			37.0%	40.8%		37.0%	40.8%
Class A	0.12	0.34	0.62	0.66	0.27	0.49	0.53
Class C	0.07	–0.49	–0.90	–0.95	–0.57	–1.04	–1.11
Class Z	0.13	0.64	1.17	1.25	0.46	0.84	0.90
Class R6	0.13	0.65	1.19	1.27	0.37	0.68	0.72

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2021. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM California Muni Income Fund	7

Fees and Expenses (continued)

the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM California Muni Income Fund		Beginning Account Value September 1, 2020	Ending Account Value February 28, 2021	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,011.00	0.68%	$3.39
	Hypothetical	$1,000.00	$1,021.42	0.68%	$3.41
Class C	Actual	$1,000.00	$1,006.80	1.51%	$7.51
	Hypothetical	$1,000.00	$1,017.31	1.51%	$7.55
Class Z	Actual	$1,000.00	$1,012.40	0.39%	$1.95
	Hypothetical	$1,000.00	$1,022.86	0.39%	$1.96
Class R6	Actual	$1,000.00	$1,012.50	0.38%	$1.90
	Hypothetical	$1,000.00	$1,022.91	0.38%	$1.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2021, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments   (unaudited)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 100.5%

MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Sr. Cmnty., Rfdg.	6.125%	07/01/41	475	$483,141
Sharp Healthcare, Series A, Rfdg.	5.000	08/01/43	2,000	2,204,980
Alameda Corridor Trans. Auth. Rev.,
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/34	2,150	2,502,321
Second Sub. Lien, Series B, Rfdg.	5.000	10/01/37	700	803,586
Sr. Lien, Series A, Rfdg.	5.000	10/01/22	375	402,401
Sr. Lien, Series A, Rfdg., AGM	5.000	10/01/28	1,000	1,106,890
Anaheim Calif. Pub. Fing. Auth. Rev.,
Series A, Rfdg.	5.000	05/01/39	1,000	1,084,540
Bay Area Toll Auth. Rev.,
Rfdg.	5.000	04/01/27	1,565	1,970,773
Rfdg.	5.000	04/01/28	1,195	1,542,733
Series F-1	5.000	04/01/56	1,000	1,177,330
Series F-1, Rfdg. (Pre-refunded date 04/01/24)(ee)	5.000	04/01/54	1,000	1,141,630
California Cnty. Tob. Secur. Agcy. Rev.,
Conv. Bonds, Asset Bkd., Series B, Rfdg.	5.100	06/01/28	700	707,042
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	500	638,535
Sr. Series A, Rfdg.	5.000	06/01/27	525	658,770
Sr. Series A, Rfdg.	5.000	06/01/28	1,230	1,579,381
Sr. Series A, Rfdg.	5.000	06/01/30	930	1,240,797
California Edl. Facs. Auth. Rev.,
Pepperdine Univ., Rfdg.	5.000	10/01/49	2,000	2,331,420
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	800	962,552
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/33	1,000	1,195,550
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	310	370,159
Commonspirit Hlth. Series A, Rfdg.	5.000	04/01/32	500	649,840
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	1,200	1,582,080
Kaiser Permanente, Sub. Series A-2, Rfdg.	4.000	11/01/44	3,045	3,434,943
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/24	1,000	1,160,400
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	381,873
Providence St. Joseph, Hlth. Proj., Series C, Rfdg. (Mandatory put date 10/01/25)	5.000(cc)	10/01/39	2,070	2,478,991
Stanford Healthcare, Series A	5.000	08/15/54	1,000	1,149,300
Sutter Hlth., Series D, Rfdg. (Pre-refunded date 08/15/21)(ee)	5.250	08/15/31	1,105	1,130,879
Var. St. Joseph Hlth. Sys., Series C, Rmkt. Rfdg. (Mandatory put date 10/18/22)	5.000(cc)	07/01/34	340	365,174
California Muni. Fin. Auth. Rev.,
Amern. Heritage Ed., Series A, Rfdg.	4.000	06/01/26	740	788,041
CHF-Davis I, LLC, West Village Student Hsg. Proj.	5.000	05/15/23	495	535,872

See Notes to Financial Statements.

PGIM California Muni Income Fund	9

Schedule of Investments   (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Muni. Fin. Auth. Rev., (cont’d.)
CHF-Davis I, LLC, West Village Student Hsg. Proj.,
BAM, TCRs	5.000%	05/15/29	760	$955,799
Series A, 144A	5.500	06/01/48	250	268,688
Sr. Lien-LINXS APM Proj., Series A, AMT	5.000	12/31/43	2,500	2,924,425
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	913,200
Var. Chevron USA, Rec. Zone, Series A, FRDD	0.020(cc)	11/01/35	300	300,000
Var. Exxonmobil Proj., Rfdg., FRDD	0.020(cc)	12/01/29	1,435	1,435,000
Var. Wste. Mgmt., AMT (Mandatory put date 12/01/23)(hh)	0.700(cc)	12/01/44	1,000	1,007,900
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Proj., Rfdg. (Mandatory put date 09/01/23)	0.600(cc)	08/01/40	750	748,905
Green Bond-Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	161,091
Green Bond-Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	322,181
Var. Rep. Svcs., Series A, Rmkt. Rfdg., AMT
(Mandatory put date 05/03/21), 144A	0.180(cc)	08/01/23	1,500	1,500,000
Wste. Mgmt. Proj., Series A, Rmkt. (Mandatory put date 05/01/24)	2.500(cc)	11/01/38	1,125	1,196,291
California Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,126,210
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	335,739
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	610	676,929
Kipp. LA. Proj., Series A, 144A	5.000	07/01/45	1,000	1,127,320
Kipp. LA. Proj., Series A, 144A	5.000	07/01/47	1,130	1,311,015
Kipp. Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,000	1,193,310
California St.,
GO	5.000	03/01/45	2,000	2,280,260
GO, Rfdg.	3.250	04/01/45	1,000	1,072,720
GO, Rfdg.	5.000	08/01/28	1,710	2,143,468
GO, Rfdg.	5.000	11/01/28	1,045	1,352,617
GO, Rfdg.	5.000	08/01/45	1,500	1,732,800
GO, Rfdg.	5.000	08/01/46	1,500	1,777,935
Unrefunded Balance, GO	5.500	04/01/30	5	5,020
Var. Purp., GO	3.000	03/01/28	2,000	2,276,520
Var. Purp., GO	4.000	04/01/49	2,000	2,286,940
Var. Purp., GO	5.250	04/01/35	1,250	1,315,450
Var. Purp., GO, Rfdg.	5.000	09/01/41	5,000	5,111,250
Var. Purp., GO, Rfdg.	5.000	10/01/41	1,250	1,282,275
Var. Purp., GO, Rfdg.	5.000	10/01/47	2,000	2,340,080
California St. Pub. Wks. Brd. Lease Rev.,
Forward Delivery, Series A, Rfdg.(hh)	5.000	02/01/28	2,375	2,909,422
Judicial Council Projs., Series D	5.000	12/01/31	1,000	1,035,030
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	206,729

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California St. Univ. Rev.,
Series A, Systemwide, Rfdg. (Pre-refunded date 11/01/21)(ee)	5.000%	11/01/37	1,250	$1,289,962
California Statewide Cmntys. Dev. Auth.,
Spl. Tax, Cmnty. Facs. Dist. #97-1, CABS	2.681(s)	09/01/22	480	461,030
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Series A, Rfdg., 144A	5.250	11/01/44	250	257,040
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	814,513
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,376,460
Emanate Hlth., Series A	5.000	04/01/26	570	685,995
Loma Linda Univ. Med. Ctr., Series A, 144A	5.250	12/01/56	1,000	1,128,960
Loma Linda Univ. Med. Ctr., Series A, Rfdg.	5.250	12/01/44	1,585	1,748,160
Methodist Hosp. of Southern CA Proj.	5.000	01/01/22	200	207,022
Methodist Hosp. of Southern CA Proj.	5.000	01/01/23	500	537,965
Methodist Hosp. of Southern CA Proj.	5.000	01/01/24	450	501,462
Methodist Hosp. of Southern CA Proj.	5.000	01/01/48	1,975	2,271,685
Chino Basin Regl. Fing. Auth. Rev.,
NTS, Series B	4.000	11/01/25	1,000	1,151,750
Chula Vista Muni. Fing. Auth.,
Spl. Tax, Rfdg.	5.000	09/01/21	500	510,790
Fontana Spl. Tax,
Cmnty. Facs. Dist. #22 Sierra Hills, Rfdg.	5.000	09/01/34	500	563,435
Golden St. Tob. Secur. Corp. Rev.,
Series A-1, Rfdg.	5.000	06/01/24	835	949,888
Series A-1, Rfdg.	5.000	06/01/25	360	421,682
Series A-1, Rfdg.	5.000	06/01/26	605	715,310
Series A-1, Rfdg.	5.000	06/01/27	765	929,666
Series A-1, Rfdg.	5.000	06/01/28	1,510	1,834,121
Series A-1, Rfdg.	5.000	06/01/29	1,830	2,217,027
Series A-1, Rfdg.	5.000	06/01/33	1,405	1,707,005
Inland Vlly. Dev. Agcy.,
Tax Alloc., Series A, Rfdg.	5.000	09/01/44	500	552,350
Irvine Unif. Sch. Dist.,
Spl. Tax, Series A	4.000	09/01/28	750	861,750
Jurupa Pub. Fing. Auth.,
Spl. Tax, Series A, Rfdg.	5.000	09/01/42	1,250	1,425,125
La Mesa-Spring Vly. Sch. Dist.,
GO, Election of 2002, Series B, CABS, Rfdg., NATL	0.614(s)	08/01/23	2,000	1,970,440
La Verne,
Brethren Hillcrest Homes, COP, Rfdg. (Pre-refunded date 05/15/22)(ee)	5.000	05/15/36	1,250	1,335,400
Lincoln Pub. Fing. Auth. Spl. Assmt.,
Twelve Bridges Sub. Dist., Series B, Rfdg.	6.000	09/02/27	972	1,000,130

See Notes to Financial Statements.

PGIM California Muni Income Fund	11

Schedule of Investments   (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000%	11/15/35	2,655	$3,624,155
Series A	5.500	11/15/30	1,375	1,867,209
Series A	5.500	11/15/32	440	613,994
Long Beach Harbor Rev.,
NTS, Series C	4.000	07/15/21	500	506,795
Los Angeles Calif. Dept. Arpts. Rev.,
Series A, AMT	5.000	05/15/38	2,500	2,727,375
Series A, AMT	5.250	05/15/48	1,000	1,204,820
Series B, Rfdg., AMT	5.000	05/15/31	905	1,122,906
Sr. Series C, AMT	5.000	05/15/28	1,000	1,265,730
Sub. Series C, Rfdg.	5.000	05/15/24	390	446,413
Sub-P3. Proj., Series A, Rfdg., AMT	5.000	05/15/28	1,250	1,563,075
Los Angeles Cnty. Metro. Trans. Auth. Rev.,
Green Bond, Measure R, Jr. Sub. Sales Tax, Series A	5.000	06/01/29	1,300	1,709,383
Los Angeles Cnty. Regional Fing. Auth. Rev.,
Montecedro, Inc. Proj., Series A	5.000	11/15/44	1,250	1,331,000
Los Angeles Cnty. Rev.,
Trans., Series A	4.000	06/30/21	2,095	2,121,334
Los Angeles Dept. of Wstewtr. Sys. Rev.,
Green Bond, Sub. Wtr. Sys., Series A	4.000	06/01/42	1,500	1,674,270
Los Angeles Dept. of Wtr. Rev.,
Wtr. Sys., Series B	5.000	07/01/34	2,500	2,742,400
Los Angeles Unif. Sch. Dist.,
Series C, GO	5.000	07/01/28	1,000	1,287,740
Los Angeles, Rev.,
Trans.	4.000	06/24/21	2,295	2,322,609
Metro. Wtr. Dist. of Southern Calif. Rev.,
Unrefunded Balance, Series A, Rfdg.	5.750	07/01/21	180	183,362
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	1,000	1,598,570
Muni. Impvt. Corp. of Los Angeles Rev.,
Cap. Equipment, Series A, Rfdg.	5.000	11/01/27	1,000	1,266,410
Northern Calif. Energy Auth. Rev.,
Series A (Mandatory put date 07/01/24)	4.000(cc)	07/01/49	3,825	4,230,029
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,000	1,276,920
Sr. Bonds, Series A, Rfdg.	5.000	06/01/29	600	780,240
Northern Calif. Transmn. Agy. Rev.,
Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	750	873,975
Orange Cnty. Cmnty. Facs. Dist. Spl. Tax,
No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,388,607
No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,709,235

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Orange Cnty. Trans. Auth. Rev.,
Express Lane Sr. Lien 91, Rfdg.	5.000%	08/15/29	1,000	$1,115,980
Pittsburg Successor Agy. Redev. Agy. Tax Alloc. Rev,
Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	2,098,162
Pittsburg Successor Agy. Redev. Agy. Tax Alloc. Rev.,
Los Medanos Cmnty. Dev. Proj., AMBAC, CABS	1.223(s)	08/01/26	1,375	1,286,890
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	560	685,815
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	1,875	2,334,731
Series O, Rfdg., AMT	5.000	05/01/29	1,000	1,007,610
Series O, Rfdg., AMT	5.125	05/01/30	1,000	1,007,820
Sr. Lien, Series P, Rfdg., AMT (Pre-refunded date 05/01/22)(ee)	5.000	05/01/33	1,750	1,836,887
Poway Unif. Sch. Dist. Pub. Fing. Auth.,
Spl. Tax, Series A, Rfdg.	5.000	09/01/35	1,000	1,169,680
Puerto Rico Comnwlth. Aqu. & Sew. Auth. Rev.,
Sr. Lien, Series A	5.750	07/01/37	390	411,220
Sr. Lien, Series A	6.000	07/01/47	325	343,740
Puerto Rico Sales Tax Fing. Corp. Rev.,
Series A-1, CABS	2.308(s)	07/01/27	2,072	1,791,203
Series A-1, CABS	2.327(s)	07/01/24	1,038	960,648
Rancho Cucamonga Redev. Agy. Successor Agy. Tax Alloc.,
Rancho Redev. Proj. Area, Rfdg., AGM	5.000	09/01/32	450	515,425
Redding Elec. Sys. Rev., RIBS,
NATL, ETM(ee)	12.168(e)	07/01/22	545	598,590
NATL, ETM, Linked SAVRS(ee)	6.368	07/01/22	15	15,737
Riverside Cnty. Infrast. Fing. Auth. Rev.,
Series A, Rfdg.	4.000	11/01/37	1,270	1,405,560
Riverside Cnty. Pub. Fing. Auth. Rev.,
Cap. Facs. Proj.	5.250	11/01/45	1,000	1,167,110
Riverside Cnty. Trans. Comm. Rev.,
Sr. Lien, Series A	5.750	06/01/44	500	550,545
Roseville Spl. Tax,
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	344,178
WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	500	553,945
Sacramento Area Flood Ctrl. Agy. Spl. Assmt.,
Series A, Rfdg.	5.000	10/01/41	1,000	1,188,820
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Rfdg.(hh)	5.000	12/01/28	500	650,895
Series A, Rfdg.	5.000	12/01/28	720	937,901
Var.-Regl., Series B, Rfdg., NATL, 3 Month LIBOR + 0.530%	0.681(c)	12/01/35	1,000	1,000,027

See Notes to Financial Statements.

PGIM California Muni Income Fund	13

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Sacramento Cnty. Spl. Tax,
Cmnty. Facs. Dist. #2004-1, Mcclellan Park, Rfdg.	5.000%	09/01/40	1,085	$1,288,839
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	500	522,025
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	527,135
San Diego Cmnty. Clg. Dist.,
Election of 2006, GO (Pre-refunded date 08/01/21)(ee)	5.000	08/01/41	1,500	1,530,285
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sr. Series B, AMT	5.000	07/01/29	1,970	2,170,526
Sr. Series B, AMT	5.000	07/01/30	650	715,696
Sr. Series B, AMT	5.000	07/01/43	2,000	2,186,440
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,243,040
Sub. Series C, Rfdg., AMT	5.000	07/01/24	625	707,650
San Diego Cnty. Wtr. Auth. Rev.,
Green Bond, Series A, Rfdg.	5.000	05/01/27	755	951,859
Green Bond, Series A, Rfdg.	5.000	05/01/28	750	968,295
San Diego Pub. Facs. Fing. Auth. Rev.,
Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,139,320
Series A, Rfdg.	5.000	08/01/28	1,000	1,304,010
San Francisco City & Cnty. Arpts. Comm. Rev.,
Second Series A, Rfdg.	5.000	05/01/27	400	487,420
Second Series A, Rfdg., AMT	5.000	05/01/31	1,050	1,105,020
Second Series A, Rfdg., AMT	5.250	05/01/33	545	598,339
Second Series C, Unrefunded, AMT, Rfdg.	5.000	05/01/25	1,555	1,566,911
Second Series F, Rfdg., AMT	5.000	05/01/28	1,000	1,007,610
Series D, Rfdg., AMT	5.000	05/01/26	1,240	1,496,420
Spl. Facs. Lease, Rfdg., AMT	5.000	01/01/23	650	703,384
San Leandro Cmnty. Facs. Dist. No. 1,
Spl. Tax Dist. No. 1	6.500	09/01/25	1,855	1,862,772
Santa Margarita Wtr. Dist. Spl. Tax,
Cmnty. Facs. Dist. No. 2013-1	5.625	09/01/36	315	341,652
Santa Maria Joint Union H.S. Dist.,
Election of 2004, CABS, GO, NATL	1.481(s)	08/01/29	1,250	1,103,825
Santa Monica Cmnty. College Dist., Election of 2002,
Series A, GO, NATL	1.034(s)	08/01/28	1,055	977,152
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset security, Rfdg.	5.000	06/01/25	775	915,182
San Diego Co., Asset security, Rfdg.	5.000	06/01/28	335	426,633
Stockton Pub. Fing. Auth. Rev.,
Delta Wtr. Sply. Proj., Series A, Rmkt. (Pre-refunded date 10/01/23)(ee)	6.250	10/01/40	700	807,639
Univ. of California Rev.,
Gen. Series AK, Rfdg. (Mandatory put date 05/15/23)	5.000(cc)	05/15/48	775	855,243

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Walnut Energy Ctr. Auth. Rev.,
Rfdg.	5.000%	01/01/34	1,000	$1,146,020

TOTAL INVESTMENTS 100.5%
(cost $200,709,626)				212,894,583
Liabilities in excess of other assets(z) (0.5)%				(1,009,519)

NET ASSETS 100.0%				$211,885,064

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

COP—Certificates of Participation

ETM—Escrowed to Maturity

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

RIBS—Residual Interest Bonds

SAVRS—Select Auction Variable Rate Securities

TCRs—Transferrable Custodial Receipts

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2021.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(e)	Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at February 28, 2021.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2021.

See Notes to Financial Statements.

PGIM California Muni Income Fund	15

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2021:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
13	20 Year U.S. Treasury Bonds	Jun. 2021	$2,069,844	$34,410

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$165,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2021 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Municipal Bonds
California	$—	$209,387,772	$—
Puerto Rico	—	3,506,811	—

Total	$—	$212,894,583	$—

Other Financial Instruments*
Assets
Futures Contracts	$34,410	$—	$—

See Notes to Financial Statements.

16

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2021 were as follows:

Transportation	21.6%
General Obligation	14.3
Healthcare	12.3
Special Tax/Assessment District	11.6
Tobacco Appropriated	8.0
Water & Sewer	5.8
Pre-pay Gas	5.6
Lease Backed Certificate of Participation	5.2
Education	4.7
Pre-Refunded	4.3

Development	2.6%
Corporate Backed IDB & PCR	2.4
Power	1.3
Solid Waste/Resource Recovery	0.8

100.5
Liabilities in excess of other assets	(0.5)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2021 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$34,410*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM California Muni Income Fund	17

Schedule of Investments  (unaudited) (continued)

as of February 28, 2021

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2021 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$198,020

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$12,455

For the six months ended February 28, 2021, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Short Positions(1)
$2,209,323

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2021.

See Notes to Financial Statements.

18

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Assets

Unaffiliated investments (cost $200,709,626)	$212,894,583
Cash	32,421
Interest receivable	2,436,112
Receivable for Fund shares sold	756,468
Deposit with broker for centrally cleared/exchange-traded derivatives	165,000
Prepaid expenses	2,107

Total Assets	216,286,691

Liabilities

Payable for investments purchased	3,528,341
Payable for Fund shares purchased	709,503
Management fee payable	44,156
Distribution fee payable	38,865
Accrued expenses and other liabilities	37,808
Dividends payable	25,510
Due to broker—variation margin futures	13,000
Affiliated transfer agent fee payable	2,830
Trustees’ fees payable	1,614

Total Liabilities	4,401,627

Net Assets	$211,885,064

Net assets were comprised of:
Shares of beneficial interest, at par	$197,855
Paid-in capital in excess of par	200,424,311
Total distributable earnings (loss)	11,262,898

Net assets, February 28, 2021	$211,885,064

See Notes to Financial Statements.

PGIM California Muni Income Fund	19

Statement of Assets and Liabilities (unaudited)

as of February 28, 2021

Class A

Net asset value and redemption price per share, ($137,406,566 ÷ 12,830,991 shares of beneficial interest issued and outstanding)	$10.71
Maximum sales charge (3.25% of offering price)	0.36

Maximum offering price to public	$11.07

Class C

Net asset value, offering price and redemption price per share,
($15,057,778 ÷ 1,406,252 shares of beneficial interest issued and outstanding)	$10.71

Class Z

Net asset value, offering price and redemption price per share, ($51,911,857 ÷ 4,847,212 shares of beneficial interest issued and outstanding)	$10.71

Class R6

Net asset value, offering price and redemption price per share, ($7,508,863 ÷ 701,027 shares of beneficial interest issued and outstanding)	$10.71

See Notes to Financial Statements.

20

Statement of Operations (unaudited)

Six Months Ended February 28, 2021

Net Investment Income (Loss)

Income
Interest income	$2,935,291

Expenses
Management fee	386,087
Distribution fee(a)	246,711
Transfer agent’s fees and expenses (including affiliated expense of $ 7,075)(a)	51,271
Custodian and accounting fees	30,237
Registration fees(a)	28,722
Audit fee	19,588
Legal fees and expenses	11,291
Trustees’ fees	6,577
Shareholders’ reports	6,494
Miscellaneous	9,397

Total expenses	796,375
Less: Fee waiver and/or expense reimbursement(a)	(118,224)
Custodian fee credit	(121)

Net expenses	678,030

Net investment income (loss)	2,257,261

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	60,257
Futures transactions	198,020

258,277

Net change in unrealized appreciation (depreciation) on:
Investments	(312,993)
Futures	12,455

(300,538)

Net gain (loss) on investment transactions	(42,261)

Net Increase (Decrease) In Net Assets Resulting From Operations	$2,215,000

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	162,260	84,451	—	—
Transfer agent’s fees and expenses	25,906	4,419	20,908	38
Registration fees	7,383	7,061	7,136	7,142
Fee waiver and/or expense reimbursement	(55,031)	(7,161)	(45,712)	(10,320)

See Notes to Financial Statements.

PGIM California Muni Income Fund	21

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2021	Year Ended August 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,257,261	$5,395,467
Net realized gain (loss) on investment transactions	258,277	(624,749)
Net change in unrealized appreciation (depreciation) on investments	(300,538)	(3,252,008)

Net increase (decrease) in net assets resulting from operations	2,215,000	1,518,710

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,426,223)	(3,376,079)
Class B	—	(13,932)
Class C	(115,770)	(389,594)
Class Z	(610,203)	(1,465,353)
Class R6	(92,924)	(143,632)

	(2,245,120)	(5,388,590)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	33,682,697	46,920,730
Net asset value of shares issued in reinvestment of dividends and distributions	2,073,349	4,907,102
Cost of shares purchased	(18,355,885)	(48,771,888)

Net increase (decrease) in net assets from Fund share transactions	17,400,161	3,055,944

Total increase (decrease)	17,370,041	(813,936)

Net Assets:

Beginning of period	194,515,023	195,328,959

End of period	$211,885,064	$194,515,023

See Notes to Financial Statements.

22

Notes to Financial Statements (unaudited)

1.   Organization

Prudential Investment Portfolios 6 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PGIM California Muni Income Fund (the “Fund”) is the sole series of the Trust. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

2.   Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM California Muni Income Fund	23

Notes to Financial Statements   (unaudited)

(continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it

24

does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Floating Rate Notes Issued in Conjunction with Securities Held: The Fund invested in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Some of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are

PGIM California Muni Income Fund	25

Notes to Financial Statements   (unaudited)

(continued)

allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.   Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

26

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.38% of the Fund’s average daily net assets up to and including $5 billion and 0.37% of such average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.38% for the reporting period ended February 28, 2021.

The Manager has contractually agreed, through December 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.39% of average daily net assets for Class Z shares and 0.38% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

For the reporting period ended February 28, 2021, PIMS received $56,234 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended February 28, 2021, PIMS received $2,921 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM California Muni Income Fund	27

Notes to Financial Statements   (unaudited)

(continued)

4.   Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers.

For the reporting period ended February 28, 2021, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain
$7,390,125	$11,860,213	$—

5.   Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2021, were $43,439,068 and $25,409,819, respectively.

6.   Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2021 were as follows:

Tax Basis	$200,865,515

Gross Unrealized Appreciation	12,606,032
Gross Unrealized Depreciation	(542,554)

Net Unrealized Appreciation	$12,063,478

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of August 31, 2020 of approximately $1,729,000 which can be carried forward for an unlimited period. No

28

capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2020 are subject to such review.

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Effective January 22, 2021, Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Fund is permitted to issue an unlimited number of full and fractional shares, par value $0.01 per share, in separate series, currently designated as the PGIM California Muni Income Fund. The Trust is authorized to issue an unlimited number of shares, divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of February 28, 2021, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	671	0.1%
Class R6	1,051	0.2%

PGIM California Muni Income Fund	29

Notes to Financial Statements (unaudited)

(continued)

At the reporting period end, the number of shareholding holding greater that 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	75.3%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2021:
Shares sold	1,687,581	$18,113,888
Shares issued in reinvestment of dividends and distributions	120,205	1,293,454
Shares purchased	(718,584)	(7,724,914)

Net increase (decrease) in shares outstanding before conversion	1,089,202	11,682,428
Shares issued upon conversion from other share class(es)	206,870	2,243,969
Shares purchased upon conversion into other share class(es)	(55,593)	(596,722)

Net increase (decrease) in shares outstanding	1,240,479	$13,329,675

Year ended August 31, 2020:
Shares sold	1,786,189	$19,142,172
Shares issued in reinvestment of dividends and distributions	281,839	3,014,004
Shares purchased	(1,926,933)	(20,475,305)

Net increase (decrease) in shares outstanding before conversion	141,095	1,680,871
Shares issued upon conversion from other share class(es)	323,773	3,458,841
Shares purchased upon conversion into other share class(es)	(265,184)	(2,798,690)

Net increase (decrease) in shares outstanding	199,684	$2,341,022

Class B
Period ended June 26, 2020*:
Shares issued in reinvestment of dividends and distributions	1,193	$12,837
Shares purchased	(18,904)	(199,867)

Net increase (decrease) in shares outstanding before conversion	(17,711)	(187,030)
Shares purchased upon conversion into other share class(es)	(124,077)	(1,327,676)

Net increase (decrease) in shares outstanding	(141,788)	$(1,514,706)

30

Class C	Shares	Amount
Six months ended February 28, 2021:
Shares sold	80,409	$868,959
Shares issued in reinvestment of dividends and distributions	10,119	108,826
Shares purchased	(143,088)	(1,543,231)

Net increase (decrease) in shares outstanding before conversion	(52,560)	(565,446)
Shares purchased upon conversion into other share class(es)	(223,022)	(2,416,255)

Net increase (decrease) in shares outstanding	(275,582)	$(2,981,701)

Year ended August 31, 2020:
Shares sold	202,275	$2,175,185
Shares issued in reinvestment of dividends and distributions	32,458	347,131
Shares purchased	(366,300)	(3,858,111)

Net increase (decrease) in shares outstanding before conversion	(131,567)	(1,335,795)
Shares purchased upon conversion into other share class(es)	(191,153)	(2,040,466)

Net increase (decrease) in shares outstanding	(322,720)	$(3,376,261)

Class Z
Six months ended February 28, 2021:
Shares sold	822,249	$8,848,260
Shares issued in reinvestment of dividends and distributions	53,730	578,145
Shares purchased	(376,809)	(4,057,709)

Net increase (decrease) in shares outstanding before conversion	499,170	5,368,696
Shares issued upon conversion from other share class(es)	63,711	681,901
Shares purchased upon conversion into other share class(es)	(10,564)	(113,558)

Net increase (decrease) in shares outstanding	552,317	$5,937,039

Year ended August 31, 2020:
Shares sold	1,968,361	$21,193,889
Shares issued in reinvestment of dividends and distributions	129,966	1,390,021
Shares purchased	(2,182,695)	(23,018,110)

Net increase (decrease) in shares outstanding before conversion	(84,368)	(434,200)
Shares issued upon conversion from other share class(es)	261,885	2,762,718
Shares purchased upon conversion into other share class(es)	(12,446)	(133,558)

Net increase (decrease) in shares outstanding	165,071	$2,194,960

Class R6
Six months ended February 28, 2021:
Shares sold	545,256	$5,851,590
Shares issued in reinvestment of dividends and distributions	8,645	92,924
Shares purchased	(471,365)	(5,030,031)

Net increase (decrease) in shares outstanding before conversion	82,536	914,483
Shares issued upon conversion from other share class(es)	18,592	200,665

Net increase (decrease) in shares outstanding	101,128	$1,115,148

Year ended August 31, 2020:
Shares sold	413,139	$4,409,484
Shares issued in reinvestment of dividends and distributions	13,414	143,109
Shares purchased	(115,337)	(1,220,495)

Net increase (decrease) in shares outstanding before conversion	311,216	3,332,098
Shares issued upon conversion from other share class(es)	7,252	78,831

Net increase (decrease) in shares outstanding	318,468	$3,410,929

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

PGIM California Muni Income Fund	31

Notes to Financial Statements (unaudited)

(continued)

8.   Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/2/2020 – 9/30/2021	10/3/2019 – 10/1/2020
Total Commitment	$ 1,200,000,000	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2021.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

32

California Municipal Bonds Risk: Because the Fund will concentrate its investments in California obligations, the Fund is more susceptible to economic, political and other developments that may adversely affect issuers of California obligations than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the effects of terrorist acts or the threat of terrorist acts, the effects of possible natural disasters, or other economic or credit problems affecting the State generally or any individual locality. By way of illustration, although California has a relatively diversified economy, California has concentrations in the computer services, software design, motion pictures and high technology manufacturing industries. The Fund, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states. This example illustrates just one of the risks of investing in California obligations.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments lack liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings

PGIM California Muni Income Fund	33

Notes to Financial Statements (unaudited)

(continued)

may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (IBOR). On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates. The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by a Fund as well as loan facilities used by a Fund. As such, the potential impact of a transition away from LIBOR on a Fund or the financial instruments in which a Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could begin to be experienced by the end of 2021 and beyond until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

34

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally. The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

PGIM California Muni Income Fund	35

Notes to Financial Statements (unaudited)

(continued)

10.   Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule is scheduled to take effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$10.71		$10.88	$10.46	$10.73	$11.13	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.30	0.34	0.35	0.36	0.39
Net realized and unrealized gain (loss) on investment transactions	-	(b)	(0.18)	0.42	(0.26)	(0.40)	0.38
Total from investment operations	0.12		0.12	0.76	0.09	(0.04)	0.77
Less Dividends and Distributions:
Dividends from net investment income	(0.12)		(0.29)	(0.34)	(0.36)	(0.36)	(0.38)
Net asset value, end of period	$10.71		$10.71	$10.88	$10.46	$10.73	$11.13
Total Return(c) :	1.10%		1.17%	7.42%	0.88%	(0.29)%	7.32%

Ratios/Supplemental Data:
Net assets, end of period (000)	$137,407		$124,099	$123,965	$113,565	$118,662	$134,563
Average net assets (000)	$130,884		$122,238	$112,768	$116,599	$121,336	$130,998
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.68	%(e)	0.86%	0.93%	0.90%	0.93%	0.92%
Expenses before waivers and/or expense reimbursement	0.76	%(e)	0.87%	0.93%	0.90%	0.93%	0.92%
Net investment income (loss)	2.21	%(e)	2.77%	3.21%	3.32%	3.40%	3.56%
Portfolio turnover rate(f)(g)	12%		81%	61%	37%	44%	22%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended February 28, 2021		Year Ended August 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$10.71		$10.88	$10.46	$10.73	$11.14	$10.74
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.21	0.25	0.27	0.28	0.31
Net realized and unrealized gain (loss) on investment transactions	-	(b)	(0.17)	0.43	(0.26)	(0.41)	0.39
Total from investment operations	0.07		0.04	0.68	0.01	(0.13)	0.70
Less Dividends and Distributions:
Dividends from net investment income	(0.07)		(0.21)	(0.26)	(0.28)	(0.28)	(0.30)
Net asset value, end of period	$10.71		$10.71	$10.88	$10.46	$10.73	$11.14
Total Return(c):	0.68%		0.36%	6.57%	0.08%	(1.11)%	6.63%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15,058		$18,005	$21,812	$29,692	$32,950	$41,694
Average net assets (000)	$17,030		$19,915	$24,847	$31,344	$35,933	$35,029
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	1.51	%(e)	1.67%	1.72%	1.69%	1.68%	1.67%
Expenses before waivers and/or expense reimbursement	1.59	%(e)	1.68%	1.72%	1.69%	1.68%	1.67%
Net investment income (loss)	1.38	%(e)	1.96%	2.43%	2.53%	2.64%	2.80%
Portfolio turnover rate(f)(g)	12%		81%	61%	37%	44%	22%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

38

Class Z Shares
	Six Months Ended February 28,		Year Ended August 31,
	2021		2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.71		$10.88	$10.46	$10.73	$11.14	$10.75
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.33	0.36	0.37	0.39	0.42
Net realized and unrealized gain (loss) on investment transactions	-	(b)	(0.18)	0.42	(0.26)	(0.41)	0.38
Total from investment operations	0.13		0.15	0.78	0.11	(0.02)	0.80
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.32)	(0.36)	(0.38)	(0.39)	(0.41)
Net asset value, end of period	$10.71		$10.71	$10.88	$10.46	$10.73	$11.14
Total Return(c) :	1.24%		1.46%	7.62%	1.10%	(0.10)%	7.60%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,912		$45,988	$44,946	$58,745	$51,347	$63,055
Average net assets (000)	$49,507		$48,099	$41,235	$55,647	$48,061	$56,172
Ratios to average net assets(d) :
Expenses after waivers and/or expense reimbursement	0.39	%(e)	0.58%	0.73%	0.69%	0.68%	0.67%
Expenses before waivers and/or expense reimbursement	0.58	%(e)	0.68%	0.73%	0.69%	0.68%	0.67%
Net investment income (loss)	2.50	%(e)	3.05%	3.40%	3.54%	3.64%	3.81%
Portfolio turnover rate(f)(g)	12%		81%	61%	37%	44%	22%

(a)	Calculated based on average shares outstanding during the period.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Effective September 1, 2017, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund	39

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended February 28, 2021		Year Ended August 31,		October 26, 2017(a) through August 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.71		$10.88	$10.46	$10.64
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.32	0.36	0.31
Net realized and unrealized gain (loss) on investment transactions	-	(c)	(0.17)	0.43	(0.13)
Total from investment operations	0.13		0.15	0.79	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.32)	(0.37)	(0.36)
Net asset value, end of period	$10.71		$10.71	$10.88	$10.46
Total Return(d) :	1.25%		1.46%	7.70%	1.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,509		$6,422	$3,063	$460
Average net assets (000)	$7,467		$4,756	$1,526	$120
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.38	%(e)	0.54%	0.70%	0.69	%(e)
Expenses before waivers and/or expense reimbursement	0.66	%(e)	0.85%	1.16%	28.64	%(e)
Net investment income (loss)	2.52	%(e)	3.03%	3.36%	3.59	%(e)
Portfolio turnover rate(f)(g)	12%		81%	61%	37%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Amount rounds to zero.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Jon Corbett, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM California Muni Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM CALIFORNIA MUNI INCOME FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PBCAX	PCICX	PCIZX	PCIQX
CUSIP	74440X100	74440X308	74440X407	74440X605

MF146E2

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 20, 2021

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2021